UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch
              Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2006

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                      Face
                      Amount     Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 68.8%  $ 4,395    Allegheny County, Pennsylvania, IDA, Commercial Development Revenue Refunding Bonds
                                 (MPB Associates Project), 7.70% due 12/01/2013 (d)                                      $    5,024
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                 Bonds, 5.50% due 11/01/2016                                                                  1,035
                      -------------------------------------------------------------------------------------------------------------
                        1,500    Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                 Bonds (USX Corporation), 6.10% due 7/15/2020                                                 1,551
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment Revenue Bonds
                                 (Waterfront Project), Series A, 6.30% due 12/15/2018                                         1,078
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Bradford County, Pennsylvania, IDA, Solid Waste Disposal Revenue Refunding Bonds
                                 (International Paper Company Project), AMT, Series B, 5.20% due 12/01/2019                     999
                      -------------------------------------------------------------------------------------------------------------
                          770    Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                 Inc.), Series A, 5.90% due 1/01/2027                                                           776
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village
                                 Project), Series A, 6% due 10/01/2027                                                        1,047
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Delaware County, Pennsylvania, Hospital Authority Revenue Bonds, GO (Crozer-Chester
                                 Medical Center), 6.25% due 12/15/2022                                                        1,070
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue
                                 Bonds, 5.75% due 7/01/2032                                                                   1,125
                      -------------------------------------------------------------------------------------------------------------
                          920    Erie-Western Pennsylvania Port Authority Revenue Bonds, 6.875% due 6/15/2006 (i)               941
                      -------------------------------------------------------------------------------------------------------------
                          500    Fulton County, Pennsylvania, IDA, Hospital Revenue Bonds (Fulton County Medical
                                 Center Project), 5.90% due 7/01/2040                                                           500
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General
                                 Hospital Project), 5.50% due 3/15/2026                                                       1,036
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Lebanon County, Pennsylvania, Health Facilities Authority, Health Center Revenue
                                 Bonds (Pleasant View Retirement Project), Series A, 5.30% due 12/15/2026                       980
                      -------------------------------------------------------------------------------------------------------------
                        2,250    Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding
                                 Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033                              2,306
                      -------------------------------------------------------------------------------------------------------------
                        1,500    Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds, RIB,
                                 AMT, Series 1170, 6.10% due 9/01/2034 (a)(h)                                                 1,564
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Lewiston
                                 Hospital), 6.20% due 7/01/2030 (g)                                                           1,085
                      -------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Pennsylvania Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
RIB       Residual Interest Bonds
RITR      Residual Interest Trust Receipts
S/F       Single-Family

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                      Face
                      Amount     Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,550    Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Lewiston
                                 Hospital), 6.40% due 7/01/2020 (g)                                                      $    2,792
                      -------------------------------------------------------------------------------------------------------------
                        2,500    Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                                 (Aqua Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)                              2,546
                      -------------------------------------------------------------------------------------------------------------
                          300    Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue
                                 Bonds (Waste Management Inc. Project), AMT, Series A, 5.10% due 10/01/2027                     300
                      -------------------------------------------------------------------------------------------------------------
                          600    Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 92-A, 4.75%
                                 due 4/01/2031                                                                                  583
                      -------------------------------------------------------------------------------------------------------------
                        2,000    Pennsylvania HFA, S/F Revenue Refunding Bonds, AMT, Series 73A, 5.45% due 10/01/2032         2,042
                      -------------------------------------------------------------------------------------------------------------
                          300    Pennsylvania State Higher Educational Facilities Authority, College and University
                                 Revenue Bonds (Ursinus College), 5% due 1/01/2036 (g)                                          305
                      -------------------------------------------------------------------------------------------------------------
                          500    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                                 (University Properties, Inc., Student Housing Project), Series A, 5%
                                 due 8/01/2035 (f)                                                                              512
                      -------------------------------------------------------------------------------------------------------------
                          500    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                                 (Widener University), 5.375% due 7/15/2029                                                     518
                      -------------------------------------------------------------------------------------------------------------
                        2,500    Pennsylvania State Public School Building Authority, School Revenue Bonds, DRIVERS,
                                 Series 371, 6.368% due 6/01/2011 (d)(h)                                                      2,759
                      -------------------------------------------------------------------------------------------------------------
                        2,500    Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, DRIVERS,
                                 Series 366, 6.868% due 6/01/2011 (b)(h)                                                      2,889
                      -------------------------------------------------------------------------------------------------------------
                          800    Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS, Series
                                 460-Z, 6.868% due 6/01/2012 (a)(h)                                                             938
                      -------------------------------------------------------------------------------------------------------------
                        2,000    Philadelphia, Pennsylvania, Airport Revenue Bonds, Series A, AMT, 4.75%
                                 due 6/15/2035 (b)                                                                            1,951
                      -------------------------------------------------------------------------------------------------------------
                          500    Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                 Revenue Bonds (Rieder House Project), Series A, 6.10% due 7/01/2033                            519
                      -------------------------------------------------------------------------------------------------------------
                          500    Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                 Revenue Bonds (Saligman House Project), Series C, 6.10% due 7/01/2033                          519
                      -------------------------------------------------------------------------------------------------------------
                        1,920    Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7%
                                 due 5/15/2020 (b)(e)                                                                         2,264
                      -------------------------------------------------------------------------------------------------------------
                        3,000    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                 Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65%
                                 due 12/01/2019 (e)                                                                           3,569
                      -------------------------------------------------------------------------------------------------------------
                          415    Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT,
                                 Series B, 5% due 4/15/2027 (c)                                                                 422
                      -------------------------------------------------------------------------------------------------------------
                        1,400    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                                 1,480
                      -------------------------------------------------------------------------------------------------------------
                          500    Southcentral General Authority, Pennsylvania, Hospital Revenue Bonds (Hanover
                                 Hospital, Inc.), 5% due 12/01/2030 (g)                                                         509
                      -------------------------------------------------------------------------------------------------------------
                          315    Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan
                                 Health Obligated), 5.625% due 5/15/2026 (e)                                                    341
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 2.3%               500    Commonwealth Of the Northern Mariana Islands, Guam, GO, Series A, 6.75%
                                 due 10/01/2033                                                                                 557
                      -------------------------------------------------------------------------------------------------------------
                        1,000    Guam Government Waterworks Authority, Water and Wastewater System, Revenue
                                 Refunding Bonds, 6% due 7/01/2025                                                            1,064
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 22.7%     1,270    Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                 Bonds, 5.375% due 5/15/2033                                                                  1,294
                      -------------------------------------------------------------------------------------------------------------
                        2,000    Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 7.409%
                                 due 7/01/2016 (b)(h)                                                                         2,303
                      -------------------------------------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                      Face
                      Amount     Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,000    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, Series G, 5% due 7/01/2033                                               $    2,019
                      -------------------------------------------------------------------------------------------------------------
                        5,060    Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034                 5,102
                      -------------------------------------------------------------------------------------------------------------
                          750    Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines),
                                 AMT, Series A, 6.25% due 6/01/2026                                                             657
                      -------------------------------------------------------------------------------------------------------------
                        2,940    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series D, 5.375% due 7/01/2033                                                        3,055
                      -------------------------------------------------------------------------------------------------------------
                        1,950    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 8/01/2029                                                                2,044
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             1,000    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 2.3%                   Coker Project), AMT, 6.50% due 7/01/2021                                                     1,123
                      -------------------------------------------------------------------------------------------------------------
                          500    Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                 Refinery), AMT, 6.125% due 7/01/2022                                                           548
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $66,278) - 96.1%                                              69,641
-----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        1,535    CMA Pennsylvania Municipal Money Fund, 3.10% (j)(k)                                          1,535
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $1,535) - 2.1%                                           1,535
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $67,813*) - 98.2%                                                 71,176

                                 Other Assets Less Liabilities - 1.8%                                                         1,335
                                                                                                                         ----------
                                 Net Assets - 100.0%                                                                     $   72,511
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $ 67,813
                                                                       ========
      Gross unrealized appreciation                                    $  3,578
      Gross unrealized depreciation                                        (215)
                                                                       --------
      Net unrealized appreciation                                      $  3,363
                                                                       ========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FSA Insured.
(e)   Escrowed to maturity.
(f)   CIFG Insured.
(g)   Radian Insured.
(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(i)   Prerefunded.

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                          Activity         Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund               1,227         $     29
      --------------------------------------------------------------------------

(k)   Represents the current yield as of 4/30/2006.
o Forward interest rate swaps outstanding as of April 30, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------------
                                                                                     Notional           Unrealized
                                                                                      Amount          Appreciation
      ------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 4.365% and receive a floating rate based on 1-week
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires July 2026                                                             $   8,000         $          6
      ------------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: June 22, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: June 22, 2006